Long-term Debt - SBA loan (Details)		12 Months Ended
	Feb. 01, 2021 USD ($) installment	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Additions:
Repayments		$ (13,893,000)	$ (12,970,000)
SBA loan
Long-term Debt
Principal amount	$ 150,000
Interest rate	3.75%
Incremental borrowing rate	6.00%
Fair value of debt	$ 122,000
Number of equal monthly installments | installment	360
Monthly payments	$ 731
Additions:
Acquisitions		119,000
Interest expense		5,000
Repayments		(3,000)
Ending Balance		$ 121,000